Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2023
General [Abstract]
Schedule of Share Capital and Share Premium	During the period the Group recognized the following amounts within share capital and share premium:
For the six months ended
June 30, 2023
Thousands of USD
Exercise of warrants, options and conversion of convertible notes	(7,832)
Share-based payment acquired	(1,780)
Share-based payments	11,542
Total	1,930
For the year ended
December 31, 2022
Thousands of USD
Exercise of warrants, options and conversion of convertible notes	(1,741)
Share based payment acquired	(1,005)
Share-based payments	32,913
Total	30,167